Leases - Summary of Lease Cost (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lessee Disclosure [Abstract]
Operating lease costs	$ 4,335	$ 1,648
Variable lease costs	742	534
Total lease costs	$ 5,077	$ 2,182